Capital management	12 Months Ended
Oct. 31, 2018
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Capital management

Note 29 Capital management

Regulatory capital and capital ratios

OSFI formally establishes risk-based capital and leverage targets for deposit-taking institutions in Canada. We are required to calculate our capital ratios using the Basel III framework. Under Basel III, regulatory capital includes Common Equity Tier 1 (CET1), Tier 1 and Tier 2 capital. CET1 capital mainly consists of common shares, retained earnings and other components of equity. Regulatory adjustments under Basel III include deductions of goodwill and other intangibles, certain deferred tax assets, defined benefit pension fund assets, investments in banking, financial and insurance entities, and the shortfall of provisions to expected losses. Tier 1 capital comprises predominantly CET1, with additional items that consist of capital instruments such as certain preferred shares, and certain non-controlling interests in subsidiaries. Tier 2 capital includes subordinated debentures that meet certain criteria and certain loan loss allowances. Total capital is the sum of CET1, additional Tier 1 capital and Tier 2 capital.

Regulatory capital ratios are calculated by dividing CET1, Tier 1 and Total capital by risk-weighted assets. The leverage ratio is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance sheet items converted into credit exposure equivalents. Adjustments are also made to derivatives and secured financing transactions to reflect credit and other risks.

During 2018 and 2017, we complied with all capital and leverage requirements imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2018	October 31 2017
Capital (1)
CET1 capital	$57,001	$51,572
Tier 1 capital	63,279	58,361
Total capital	72,494	67,556
Risk-weighted Assets (RWA) used in calculation of capital ratios (1), (2)
CET1 capital RWA	$495,528	$474,478
Tier 1 capital RWA	495,993	474,478
Total capital RWA	496,459	474,478
Total capital RWA consisting of: (1)
Credit risk	$401,534	$376,519
Market risk	32,209	27,618
Operational risk	62,716	59,203
Regulatory floor adjustment (3)	–	11,138
Total capital RWA	$496,459	$474,478
Capital ratios and Leverage ratio (1)
CET1 ratio	11.5%	10.9%
Tier 1 capital ratio	12.8%	12.3%
Total capital ratio	14.6%	14.2%
Leverage ratio	4.4%	4.4%
Leverage ratio exposure (billions)	$1,450.8	$1,315.5

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) based on the Basel III framework (“all-in” basis). The Leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.
(2)	In fiscal 2018, the CVA scalars are 80%, 83% and 86%, respectively. In 2017, the scalars were 72%, 77% and 81%, respectively.
(3)	Before any capital floor requirement as applicable, there are three different levels of RWAs for the calculation of the CET1, Tier 1, and Total capital ratios arising from the option we have chosen for the phase-in of the CVA capital charge. Since the introduction of Basel II in 2008, OSFI has prescribed a capital floor requirement for institutions that use the advanced internal ratings-based (AIRB) approach for credit risk. The capital floor was determined by comparing a capital requirement under Basel I and Basel III, as specified by OSFI. If the capital requirement under the Basel III standards was less than 90% of the capital requirements as calculated under the Basel I standards, the difference was added to the RWAs. Effective February 1, 2018, OSFI prescribed the transition from the current Basel I regulatory capital floor to a new regulatory capital floor of 75% of RWA based on the Basel II Standardized Approaches.